Short-Term Borrowings and Long-Term Borrowings (Details)		1 Months Ended	12 Months Ended
	Aug. 11, 2020 USD ($)	Dec. 24, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Aug. 11, 2020 CNY (¥)	Dec. 24, 2018 CNY (¥)
Short-Term Borrowings and Long-Term Borrowings (Details) [Line Items]
Loan outstanding			$ 4,747	$ 27,324
Interest expenses			$ 21,686	$ 19,180
Bank of Jiangsu [Member]
Short-Term Borrowings and Long-Term Borrowings (Details) [Line Items]
Bank loan	$ 294,568					¥ 2,000,000
Interest rate	4.35%
Term of bank loan	12 months
WeBank [Member]
Short-Term Borrowings and Long-Term Borrowings (Details) [Line Items]
Bank loan		$ 42,415					¥ 300,000
Interest rate		18.00%
Daily interest rate		0.05%					0.05%